Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Treasury stock common shares	0	2,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	275,000,000	100,000,000	100,000,000
Common stock, shares issued	26,007,013	23,184,869	20,501,500
Common stock, shares outstanding	26,007,013	23,184,869	20,501,500